Related parties - Other information (Details) - USD ($) $ in Thousands		12 Months Ended
	May 23, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related parties
Balances due under the agreement		$ 15,845	$ 14,610
Due from related parties			2,155
Aggregate compensation of short and long-term benefits		386,723	283,089	$ 239,215
Benefit arising from cash-settled share-based payments transactions		119	4,365	2,984
Servprot S.A. de C.V.
Related parties
Security service		$ 115	207	175
Aeromantenimiento, S.A.
Related parties
Agreement term		5 years
Aircraft, engine maintenance and technical support			3,860	8,107
Aircraft maintenance			3,690	7,964
Mijares, Angoitia, Corts y Fuentes
Related parties
Balances due under the agreement		$ 105	22
Expenses under the agreement		225	196	214
Frontier Airlines Inc
Related parties
Balances due under the agreement		1,918	2
Due from related parties			2,155
Account payable		1,918	2
Code-share		0	5	3,547
Directors and officers
Related parties
Share-based payments transactions		6,048	5,074	4,410
Benefit arising from cash-settled share-based payments transactions		(119)	(4,365)	(2,984)
Provision for cash bonuses		6,541	7,027
Salaries and benefits for directors and officers		6,357	6,893	7,602
Chairman and independent members of the board of directors
Related parties
Aggregate compensation of short and long-term benefits		696	561	622
Share-based payments transactions		305
Rest of the directors
Related parties
Aggregate compensation of short and long-term benefits		242	177	179
Senior Management [Member]
Related parties
Compensation for short-term benefits		13,845	11,679	10,464
Compensation for long-term benefits		5,689	5,951	8,365
Grupo Aeroportuario del Centro Norte
Related parties
Balances due under the agreement		12,881	13,579
Account payable		12,881	13,579
Amount expensed		12,263	9,792	6,607
A&P International Services, S.A.P.I ("AISG")
Related parties
Balances due under the agreement		313	191
Account payable		313	191
Amount expensed		2,895	914
Aircraft maintenance		2,895	914
CleanJoule Inc
Related parties
Purchase of investments	$ 1,700
MRO Commercial, S.A.
Related parties
Balances due under the agreement		8	1
Aircraft maintenance		15,674	11,097
Chevez, Ruiz, Zamarripa y Ca., S.C
Related parties
Balances due under the agreement		620	815
Account payable		620	815
Amount expensed		$ 1,175	$ 923	$ 238